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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4992

Colonial Municipal Income Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial Municipal Income Trust

		Par ($)	Value ($)*
Municipal Bonds – 150.0%
EDUCATION – 5.5%
Education – 4.7%
MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,
	5.400% 02/01/18	750,000	765,120
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	570,000	581,086
VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,
	5.500% 07/01/21	1,000,000	1,040,190
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	4,745,000	4,936,034
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/25	750,000	321,533
Education Total			7,643,963
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,060,000	1,101,425
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	250,000	236,847
Prep School Total			1,338,272
EDUCATION TOTAL			8,982,235
HEALTH CARE – 41.4%
Continuing Care Retirement – 17.1%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	525,000	577,815
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	1,100,000	1,109,647
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.850% 12/01/33	430,000	457,387

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	558,910
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 1999 A,
	5.500% 11/15/29	400,000	408,300
GA Fulton County Residential Care Facilities Authority
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/26	500,000	527,910
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	350,000	370,587
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	1,000,000	1,047,270
IL Health Facilities Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	875,000	901,679
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	525,000	568,916
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	750,000	763,087
KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,
	6.375% 05/15/20	250,000	257,728
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	235,000	238,704
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	250,000	256,803
	Series 2002 A,
	6.900% 03/01/32	125,000	137,170

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	500,000	519,970
MI Kentwood Economic Development Corp.
	Holland Home,
	Series 2006 A,
	5.375% 11/15/36	750,000	764,400
MO Cole County Industrial Development Authority
	Lutheran Senior Services,
	Series 2004,
	5.500% 02/01/35	750,000	785,212
MT Facility Finance Authority
	St John’s Lutheran Minstries,Inc.
	Series 2006 A,
	6.125% 05/15/36	300,000	309,462
NC Medical Care Commission
	United Methodist Retirement Home, Inc.
	Series 2005 C,
	5.250% 10/01/24	500,000	509,950
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998,
	5.750% 07/01/28	1,100,000	1,111,858
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	413,400
	5.875% 01/01/37	300,000	309,831
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	325,000	327,866
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	500,000	538,040
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	700,000	777,707
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A:
	6.125% 01/01/25	500,000	525,940
	6.250% 01/01/35	250,000	263,140
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	1,000,000	1,053,330

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,026,590
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	400,000	423,120
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:
	6.125% 02/01/28	150,000	158,442
	6.250% 02/01/35	600,000	635,250
PA Westmoreland County Industrial Development Authority
	Redstone Highlands,
	Series 2005 A:
	5.750% 01/01/26	1,250,000	1,299,850
	5.875% 01/01/32	600,000	627,162
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	259,652
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	575,000	578,870
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	300,000	321,873
	Trezevant Manor,
	Series 2006 A:
	5.625% 09/01/26	500,000	504,650
	5.750% 09/01/37	400,000	404,608
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	750,000	761,677
	Series 2003 A,
	7.000% 11/15/33	200,000	216,642
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.000% 02/15/26	500,000	553,830

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TX Tarrant County Cultural Education Facilities
	Northwest Senior Housing-Edgemere,
	Series 2006 A,
	6.000% 11/15/36	500,000	527,445
VA Suffolk Industrial Development Authority Retirement Facilities
	Lake Prince Center,
	Series 2006,
	5.300% 09/01/31	250,000	252,993
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.250% 11/01/26	450,000	459,684
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	1,000,000	1,012,590
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	300,000	305,463
	Three Pillars Senior Living Communities,
	Series 2003,
	5.750% 08/15/26	500,000	520,600
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	754,927
Continuing Care Retirement Total			27,997,937
Health Services – 2.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998:
	5.375% 01/01/16	1,500,000	1,525,185
	5.375% 01/01/23	340,000	343,533
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	620,000	643,517
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	750,000	928,567
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Obligation Group,
	Series 2003,
	5.625% 12/01/22	200,000	213,772
WI Health & Educational Facilities Authority
	Blood Center Southeastern Wisconsin,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
	5.750% 06/01/34	750,000	809,490
Health Services Total			4,464,064
Hospitals – 15.3%
AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,
	6.400% 08/01/29	350,000	373,545
	Series 1999 B,
	6.400% 08/01/29	850,000	907,179
AR Washington County
	Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	600,000	609,864
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	1,000,000	1,041,790
CO Health Facilities Authority
	Parkview Medical Center,
	Series 2004,
	5.000% 09/01/25	550,000	560,400
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	500,000	519,730
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,
	6.375% 10/01/34	250,000	274,860
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	400,000	421,212
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	510,865
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999:
	5.375% 08/15/15	500,000	516,370
	5.500% 08/15/20	550,000	567,099
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	425,000	452,872
KS Salina Hospital Revenue
	Salina Regional Health Center Inc.,
	Series 2005 A,
	4.625% 10/01/31	400,000	397,928

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	250,000	252,023
	5.625% 08/15/29	525,000	528,953
MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	250,000	274,098
	Milford Whitinsville Regional Hospital:
	Series 1998 C,
	5.250% 07/15/18	500,000	503,270
	Series 2002 D,
	6.350% 07/15/32	250,000	266,323
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	365,000	376,961
	5.750% 01/01/25	400,000	428,908
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	770,000	794,686
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2001 A,
	5.700% 11/01/15	2,000,000	2,063,840
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	985,000	996,042
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	6.125% 07/01/32	25,000	26,975
	Littleton Hospital Association, Inc.:
	Series 1998 A:
	5.900% 05/01/18	500,000	514,480
	6.000% 05/01/28	625,000	644,319
	Series 1998 B,
	5.900% 05/01/28	675,000	693,643
	Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/21	530,000	547,108
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	536,685

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	5.375% 07/01/26	385,000	394,013
NY Dormitory Authority
	Mt. Sinai Hospital- NYU Medical Center:
	Series 2000,
	5.500% 07/01/26	175,000	178,012
	Series 2000 C,
	5.500% 07/01/26	575,000	584,896
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	200,000	212,936
OH Highland County Joint Township Hospital District
	Series 1999,
	6.750% 12/01/29	695,000	712,194
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	400,000	428,148
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 2006,
	5.250% 05/15/18	300,000	318,000
OH Sandusky
	County Memorial Hospital,
	Series 1998,
	5.150% 01/01/08	270,000	271,015
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,050,000	1,071,168
SC Lexington County Health Services
	Lexington Medical Center,
	Series 2003,
	5.500% 11/01/23	750,000	793,575
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	525,000	547,365
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	796,440

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,
	5.375% 03/01/28	500,000	501,425
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	350,000	387,951
	Fort Healthcare, Inc.,
	Series 2004,
	6.100% 05/01/34	750,000	827,385
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	450,000	482,494
Hospitals Total			25,109,045
Intermediate Care Facilities – 0.6%
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,035,000	1,049,024
Intermediate Care Facilities Total			1,049,024
Nursing Homes – 5.7%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	975,000	975,595
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	535,000	568,726
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	250,000	254,093
	Volunteers of America Care Facilities:
	Series 1998 A:
	5.450% 07/01/08	90,000	90,040
	5.750% 07/01/20	700,000	716,989
	Series 1999 A,
	6.000% 07/01/29	350,000	356,941
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	550,000	565,482
	5.750% 07/01/28	1,475,000	1,483,643
LA Greystone Midwest Junior Lien
	Livingston Parish,
	Series 2005,
	7.148% 08/01/36(c)	812,734	726,197
KY Kentucky Economic Development Finance Authority
	Series 2003,
	6.500% 01/01/29	395,000	407,841
MA Development Finance Agency
	AHF/Alliance Health Care Facilities,
	Series 1999 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	7.100% 07/01/32	1,105,000	1,128,238
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(d)	364,000	145,600
	Series 2000 B,
	10.250% 06/01/27(d)	113,186	5,659
MA Industrial Finance Agency
	First Mortgage Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	830,000	829,021
MN Sartell
	Foundation for Health Care,
	Series 1999 A,
	6.625% 09/01/29	1,025,000	1,056,314
Nursing Homes Total			9,310,379
HEALTH CARE TOTAL			67,930,449
HOUSING – 15.4%
Assisted Living/Senior – 3.1%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,180,000	1,080,585
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/19	480,000	471,845
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,630,000	1,393,780
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	7.625% 11/01/29	960,000	1,008,835
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	420,000	430,500
	6.000% 05/01/29	650,000	667,947
Assisted Living/Senior Total			5,053,492
Multi-Family – 8.4%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Insured: FHA
	5.100% 06/01/37	655,000	669,646
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	890,000	873,134
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	518,670
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	660,000	665,260
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	500,000	517,970
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	2,000,000	2,065,880
	Series 2005 E, AMT,
	5.000% 12/01/28	500,000	507,085
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	500,000	498,720
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	940,000	960,088
MN White Bear Lake
	Birch Lake Townhome:
	Series 1989 A, AMT,
	10.250% 07/15/19	1,770,000	1,678,845
	Series 1989 B,
	(a) 07/15/19	623,000	174,440
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	800,000	849,224
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	500,000	492,495
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	750,000	762,847

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
OH Montgomery County
	Heartland of Centerville, LLC.,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	250,000	252,738
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(e)	455,481	448,845
TN Franklin Industrial Development Board
	Landings Apartment,
	Series 1996 B,
	8.750% 04/01/27	670,000	679,849
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	295,000	303,381
	Series 2000 D,
	10.000% 12/01/32	300,000	310,080
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	500,000	507,685
Multi-Family Total			13,736,882
Single-Family – 3.9%
KY Kentucky County
	Series 1987 A, AMT,
	Insured: MBIA
	9.000% 09/01/16	5,000	5,013
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35	1,160,000	1,145,976
	Series 2005 B,
	5.000% 06/01/30	500,000	515,840
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	500,000	498,145
MN Minneapolis St./Paul Housing Finance Board
	Series 2006, AMT,
	Insured: GNMA
	5.000% 12/01/38	750,000	759,240
ND Housing Finance Agency
	Series 2006 A, AMT,
	4.850% 07/01/21	500,000	508,835
OK Housing Finance Agency
	Series 2006 C, AMT,
	Insured: GNMA
	4.900% 09/01/21	1,000,000	1,020,720

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
PA Pittsburgh Urban Redevelopment Authority
	Series 2006 C,
	Insured: GNMA
	4.800% 04/01/28	1,000,000	1,004,350
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	985,000	986,162
Single-Family Total			6,444,281
HOUSING TOTAL			25,234,655
INDUSTRIALS – 7.8%
Food Products – 1.6%
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,081,940
LA Southern Louisiana Port Commission
	Cargill, Inc.,
	Series 1997,
	5.850% 04/01/17	500,000	512,175
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,026,790
Food Products Total			2,620,905
Forest Products & Paper – 2.3%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	400,000	436,364
AL Courtland Industrial Development Board
	Champion International Corp.,
	Series 1999, AMT,
	6.000% 08/01/29	1,000,000	1,039,580
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	400,000	429,392
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	800,000	802,528
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 B,
	6.700% 04/01/22	595,000	707,497

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	404,412
Forest Products & Paper Total			3,819,773
Manufacturing – 0.5%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	745,000	755,512
Manufacturing Total			755,512
Metals & Mining – 0.5%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14	205,000	212,640
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	545,000	542,335
Metals & Mining Total			754,975
Oil & Gas – 2.9%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	115,000	125,505
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	3,000,000	3,032,850
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	375,000	425,220
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	425,000	467,980
	Series 2004, AMT,
	5.875% 07/01/22	400,000	436,080

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	250,000	281,298
Oil & Gas Total			4,768,933
INDUSTRIALS TOTAL			12,720,098
OTHER – 17.8%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	400,000	426,916
Other Total			426,916
Other Industrial Development Bonds – 0.6%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37(f)	1,000,000	1,006,940
Other Industrial Development Bonds Total			1,006,940
Pool/Bond Bank – 0.8%
MI Municipal Bond Authority
	Local Government Loan,
	Series 2001 A,
	Insured: AMBAC
	5.375% 11/01/17	550,000	589,809
OH Summit County Port Authority
	Twinsburg Township,
	Series 2005 D,
	5.125% 05/15/25	655,000	659,972
Pool/Bond Bank Total			1,249,781
Refunded/Escrowed(g) – 13.5%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	500,000	552,350
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	Pre-refunded 08/15/09,
	6.500% 08/15/21	1,000,000	1,096,180
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	725,000	850,258
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	(a) 09/01/35	8,750,000	1,148,175
CT Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	240,000	242,551
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	5.900% 08/01/19	500,000	536,305
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	150,000	166,242
GA Forsyth County Hospital Authority
	Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	480,000	491,294
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	955,000	1,193,521
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	2,750,000	3,503,473
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001 A,
	Pre-refunded 08/15/11,
	7.375% 08/15/31	650,000	761,742
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	552,940
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion,
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/14	1,010,000	741,451
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/17	600,000	650,460

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	200,000	227,734
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	Pre-refunded 04/01/10,
	7.500% 04/01/19	250,000	281,510
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	75,000	77,519
NH Higher Educational & Health Facilities Authority,
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	175,000	197,111
NM Red River Sports Facility
	Red River Ski Area,
	Series 1998,
	6.450% 06/01/07	185,000	185,124
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	115,000	118,955
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	Escrowed to Maturity,
	(a) 06/01/08	1,000,000	937,530
NY New York
	Series 1998 H,
	Escrowed to Maturity,
	Insured: MBIA
	5.125% 08/01/25	185,000	192,228
PA Delaware County Authority
	Mercy Health Corp.,
	Series 1996,
	Escrowed to Maturity:
	6.000% 12/15/16	1,400,000	1,437,380
	6.000% 12/15/26	500,000	513,395
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	Pre-refunded 05/01/10,
	7.625% 05/01/31	325,000	371,150

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	Pre-refunded 02/01/07,
	6.500% 10/01/27	2,000,000	2,062,020
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	80,000	99,290
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	420,000	461,672
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	425,000	467,169
TX Board of Regents
	University of Texas,
	Series 2001 B,
	Escrowed to Maturity,
	5.375% 08/15/18	350,000	375,988
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	875,000	926,441
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	605,000	679,693
Refunded/Escrowed Total			22,098,851
Tobacco – 2.8%
CA County Tobacco Securitization Agency
	Series 2006,
	(a) 06/01/46	3,500,000	264,285
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	1,600,000	1,754,960
CA Tobacco Securitization Authority
	Series 2006,
	(a) 06/01/46	6,000,000	536,100
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	1,000,000	1,121,910

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	10,000,000	342,500
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	500,000	550,070
Tobacco Total			4,569,825
OTHER TOTAL			29,167,189
OTHER REVENUE – 4.8%
Hotels – 1.0%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	1,000,000	1,027,430
	Series 2005 C,
	8.750% 01/01/37	600,000	603,360
Hotels Total			1,630,790
Recreation – 2.2%
CA Agua Caliente Band of Cahuilla Indians
	Series 2003,
	5.600% 07/01/13	775,000	804,528
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(e)	205,000	210,289
	8.750% 10/01/19(e)	720,000	741,722
CT Mashantucket Western Pequot
	Series 1999 B,
	(a) 09/01/18(e)	1,100,000	590,634
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(e)	200,000	212,788
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19	400,000	412,428
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (e)	650,000	658,853
Recreation Total			3,631,242
Retail – 1.5%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,000,000	1,101,860

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	750,000	759,765
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	545,000	552,891
Retail Total			2,414,516
OTHER REVENUE TOTAL			7,861,672
RESOURCE RECOVERY – 2.1%
Disposal – 0.8%
CA Pollution Control Financing Authority
	Republic Services,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	531,875
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	252,202
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	521,290
Disposal Total			1,305,367
Resource Recovery – 1.3%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.500% 12/01/13	1,000,000	1,039,000
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	1,000,000	1,041,900
Resource Recovery Total			2,080,900
RESOURCE RECOVERY TOTAL			3,386,267
TAX-BACKED – 27.8%
Local Appropriated – 1.6%
CA Compton Civic Center & Capital Improvements
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,034,690
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	500,000	522,765

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	700,000	728,028
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	400,000	407,088
Local Appropriated Total			2,692,571
Local General Obligations – 8.8%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	750,000	834,990
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/18	770,000	918,602
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	600,000	695,754
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 08/01/25	1,000,000	1,196,420
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	500,000	527,465
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/15	4,000,000	2,681,560
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,000,000	1,109,150
NY New York
	Series 1998 H,
	Insured: MBIA
	5.125% 08/01/25	4,815,000	4,968,358
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	750,000	796,695
TX Irving Independent School District
	Series 1997 A,
	Insured: PSFG

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 02/15/16	1,000,000	676,140
Local General Obligations Total			14,405,134
Special Non-Property Tax – 6.6%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/18	1,015,000	607,752
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(h) 01/01/24 (6.250% 01/01/08)	500,000	474,650
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion::
	Series 1994 A,
	Insured: MBIA
	(a) 06/15/15	3,000,000	2,091,090
	Series 1996 A,
	Insured: MBIA
	(a) 12/15/13	5,000,000	3,744,150
	Series 2002 A,
	Insured: FGIC
	(a) 06/15/14	3,990,000	2,913,498
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	225,000	233,419
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	120,000	125,801
	5.750% 06/15/29	500,000	535,590
Special Non-Property Tax Total			10,725,950
Special Property Tax – 9.3%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	500,000	536,785
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	525,485
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,125,000	1,169,314

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	500,000	515,435
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	300,000	311,376
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	355,000	363,509
CA Yorba Linda Redevelopment Agency
	Series 1998 A,
	Insured: MBIA
	(a) 09/01/24	1,325,000	590,579
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	730,000	772,909
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	485,000	517,543
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	490,000	546,874
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	245,000	258,865
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	685,000	688,959
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.500% 05/01/10	85,000	86,817
	5.800% 05/01/26	300,000	305,994
FL Seven Oaks Community Development District
	Series 2004 B,
	5.000% 05/01/09	760,000	761,991
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	215,000	216,262

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Series 1998 B,
	5.700% 05/01/08	25,000	25,103
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	500,000	508,465
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	275,000	290,538
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	1,000,000	1,014,910
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.400% 01/01/20	500,000	512,475
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	310,000	326,942
IL Du Page County Special Service Area No. 31
	Series 2006,
	5.625% 03/01/36	250,000	252,990
IL Lincolnshire Special Services Area No. 1
	Series 2004,
	6.250% 03/01/34	250,000	262,065
IL Plano Special Service Area No.4
	Series 2005 5-B,
	6.000% 03/01/35	1,500,000	1,490,145
IL Volo Village Special Service Area No. 3
	Series 2006 1,
	6.000% 03/01/36	485,000	489,413
IN City of Portage
	Series 2006,
	5.000% 01/15/27	260,000	261,193
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	450,000	482,423
MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA
	5.375% 05/01/17	1,000,000	1,066,410
Special Property Tax Total			15,151,769

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – 1.2%
MI Building Authority
	Series 2001 I,
	5.000% 10/15/24	1,000,000	1,044,440
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	820,000	962,664
State Appropriated Total			2,007,104
State General Obligations – 0.3%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	423,134
State General Obligations Total			423,134
TAX-BACKED TOTAL			45,435,662
TRANSPORTATION – 13.0%
Air Transportation – 4.4%
CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	500,000	515,420
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT,
	6.875% 10/01/32	645,000	818,370
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	350,000	375,760
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	500,000	523,690
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	250,000	247,682
	Series 2000, AMT,
	7.750% 02/01/28	500,000	532,520
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 2003, AMT,
	9.000% 06/01/33	1,250,000	1,494,187
NY New York City Industrial Development Agency
	Terminal One Group-JFK International Airport,,
	Series 2005, AMT,
	5.500% 01/01/21	500,000	538,915

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
NY New York City Industrial Development Authority
	JFK International Airport,
	American Airlines, Inc.,
	Series 2002 B, AMT,
	8.500% 08/01/28	500,000	574,075
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.250% 01/01/09	220,000	221,032
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	750,000	863,370
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	510,000	534,679
Air Transportation Total			7,239,700
Airports – 2.0%
GA Augusta Airport
	Series 2005 B, AMT,
	5.350% 01/01/28	215,000	223,297
TX Dallas Fort Worth International Airport
	Series 2004 B, AMT,
	Insured: FSA
	5.000% 11/01/25	3,000,000	3,091,050
Airports Total			3,314,347
Toll Facilities – 3.3%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/15	3,000,000	2,146,110
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,789,980
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,000,000	992,880
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	375,000	428,355
Toll Facilities Total			5,357,325

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 3.3%
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000,
	7.375% 01/01/40	750,000	771,615
NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA
	5.125% 07/15/30(i)	4,450,000	4,678,597
Transportation Total			5,450,212
TRANSPORTATION TOTAL			21,361,584
UTILITIES – 14.4%
Independent Power Producers – 1.8%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,031,000
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	543,323
PA Carbon City Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	115,000	121,346
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	348,483
Independent Power Producers Total			3,044,152
Investor Owned – 7.9%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	755,513
CA Chula Vista Industrial Development Authority
	Enova Corp.,
	Series 1996 B, AMT,
	5.500% 12/01/21	475,000	516,738
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	800,000	816,224

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	1,000,000	1,001,380
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1995,
	6.625% 12/01/24	750,000	765,030
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	503,700
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	502,365
MS Business Finance Corp.
	Systems Energy Resources,
	Series 1998,
	5.875% 04/01/22	1,500,000	1,502,160
MT Forsyth
	Northwestern Corp.,
	Series 2006,
	Insured: AMBAC
	4.650% 08/01/23	1,000,000	1,016,500
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	225,000	231,104
NH Business Finance Authority
	Pubilc Service Co.,
	Series 2006 B, AMT,
	Insured: MBIA
	4.750% 05/01/21	250,000	254,123
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1997 A, AMT,
	5.900% 11/01/32	1,500,000	1,500,285
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	650,000	669,695
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	400,000	429,800
TX Brazos River Authority
	TXU Energy Co., LLC:

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Series 2001 C, AMT,
	5.750% 05/01/36	220,000	233,400
	Series 2003 C, AMT,
	6.750% 10/01/38	555,000	624,591
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT,
	7.450% 01/01/09	600,000	606,522
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,000,000	1,038,330
Investor Owned Total			12,967,460
Joint Power Authority – 0.3%
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	430,000	460,285
Joint Power Authority Total			460,285
Municipal Electric – 1.5%
WA Seattle Light & Power
	Series 2001,
	Insured: FSA
	5.500% 03/01/17	2,250,000	2,399,850
Municipal Electric Total			2,399,850
Water & Sewer – 2.9%
MA Water Resources Authority
	Series 1997 D,
	Insured: MBIA
	5.000% 08/01/24	2,000,000	2,052,780
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(d)	485,000	371,035
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/12	3,000,000	2,350,380
Water & Sewer Total			4,774,195
UTILITIES TOTAL			23,645,942
	Total Municipal Bonds (cost of $235,061,458)		245,695,753
Municipal Preferred Stocks – 2.0%
HOUSING – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust
	AMT,

		Par ($)	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	6.000% 04/30/19(e)	1,000,000	1,082,600
	Series 2000, AMT,
	7.600% 11/30/10(e)	500,000	554,935
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(e)	500,000	522,875
MuniMae Trust
	AMT,
	5.800% 06/30/49(e)	1,000,000	1,024,060
Multi-Family Total			3,184,470
HOUSING TOTAL			3,184,470
	Total Municipal Preferred Stocks (cost of $3,000,000)		3,184,470

			Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	3,946	3,946

	Total Investment Company (cost of $3,946)		3,946

		Par ($)
Short-Term Obligations – 0.7%
VARIABLE RATE DEMAND NOTES (j) – 0.7%
FL Orange County School Board
	Series 2000 B,
	SPA: Sun Trust Bank N.A.
	3.410% 08/01/25	500,000	500,000
	Series 2002 B,
	3.410% 08/01/27	200,000	200,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.570% 11/15/27	100,000	100,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	3.620% 11/01/15	100,000	100,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(j) – (continued)
MO Health & Educational Facilities Authority
	Bethesda Health Group, Inc.,
	Series 2001 A,
	3.620% 08/01/31	100,000	100,000
MT Forsyth
	PacifiCorp,
	Series 1988,
	LOC: BNP Paribas
	3.550% 01/01/18	100,000	100,000
TN Blount County Public Building Authority
	Series 2006 D-7-B,
	LOC: Depfa Bank PLC
	3.610% 06/01/31	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			1,200,000
	Total Short-Term Obligations (cost of $1,200,000)		1,200,000

Total Investments – 152.7% (cost of $239,265,404)(k)(l)	250,084,169
Auction Preferred Shares Plus Cumulative Unpaid Distributions- (55.0)%	(90,051,786)
Other Assets & Liabilities, Net – 2.3%	3,736,079
Net Assets – 100.0%	163,768,462

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At August 31, 2006, the value of this security represents 0.7% of net assets.

	Security			Acquisition Date	Acquisition Cost
CA Statewide Communities Development
Authority, Crossroads School for Arts & Sciences,
Series 1998,
	6.00% 08/01/28			08/21/98	$1,070,000

(c)	Fair valued security as of August 31, 2006.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of these securities amounted to $522,294, which represents 0.3% of net assets.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which did not any illiquid securities except for the following, amounted to $7,803,034, which represents 4.7% of net assets.

	Security	Acquisition Date	Par/Unit	Cost	Value
	Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$455,481	$455,481	$448,845

(f)	Security purchased on a delayed delivery basis.
(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.
(i)	Security purchased as collateral for open futures contracts.
(j)

Variable rate demand notes. These securities are payable upon demand and is secured by letters of credit  or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of August 31, 2006.

(k)	Cost for federal income tax purposes is $239,129,852.
(l)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
		$15,100,189	$(4,145,872)		$10,954,317

At August 31, 2006, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	162	$17,402,343	$17,067,348	Sept-2006	$(334,995)
U.S. Treasury Bonds	40	$4,427,500	$4,322,995	Sept-2006	$(104,505)
					$(439,500)

At August 31, 2006, the Trust held the following forward swap contract:

Notional	Effective	Expiration	Counter-	Receive	Fixed	Variable	Net Unrealized
Amount	Date	Date	party	(Pay)	Rate	Rate	Depreciation
$14,000,000	11/07/06	11/07/16	JPMorgan Chase Bank	(Pay)	4.168%	BMA Index	$(251,467)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
BMA	Bond Market Association
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
PSFG	Permanent School Fund Guarantee

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006